Payden Global Fixed Income Fund
1
Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (97%)
Armenia (USD) (0%
)
750,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) $ 524
Australia (AUD) (2%
)
2,450,000 Australia Government Bond Series 145, 2.75%,
6/21/35 (b)(c) 1,632
2,700,000 Australia Government Bond Series 139, 3.25%,
4/21/25 (b)(c) 1,915
3,547
Australia (USD) (1%
)
675,000 Commonwealth Bank of Australia 144A, 2.69%,
3/11/31 (a) 564
850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(d) 688
1,252
Austria (EUR) (0%
)
120,000 Republic of Austria Government Bond Series 1
144A, 1.65%, 10/21/24 (a)(b)(c) 126
120,000 Republic of Austria Government Bond 144A,
2.40%, 5/23/34 (a)(b)(c) 135
390,000 Republic of Austria Government Bond 144A,
3.15%, 6/20/44 (a)(b)(c) 507
768
Austria (USD) (0%
)
210,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) 203
Belgium (EUR) (1%
)
100,000 Kingdom of Belgium Government Bond Series
74 144A, 0.80%, 6/22/25 (a)(b)(c) 103
700,000 Kingdom of Belgium Government Bond Series
75 144A, 1.00%, 6/22/31 (a)(b)(c) 702
410,000 Kingdom of Belgium Government Bond Series
78 144A, 1.60%, 6/22/47 (a)(b)(c) 383
1,188
Bermuda (USD) (1%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 153
1,100,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 3.56%, 4/25/34 (a)(d) 1,067
300,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 259
398,882 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 2.76%, 1/25/34 (a)(d) 396
1,875
Brazil (BRL) (0%
)
1,900,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/23 (c) 362
Canada (CAD) (3%
)
1,700,000 Canadian Government Bond , 0.50%, 9/01/25 (c) 1,237
1,780,000 Canadian Government Bond , 3.50%,
12/01/45 (c) 1,556
1,300,000 Canadian Government Bond , 5.00%, 6/01/37 (c) 1,286
775,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 (a)(c) 582
900,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29 (a)(c) 647
400,000 Municipal Finance Authority of British
Columbia , 2.55%, 10/09/29 (c) 298
Principal
or Shares Security Description
Value
(000)
500,000 OMERS Finance Trust 144A, 2.60%, 5/14/29 (a)
(c) $ 372
700,000 Ontario Teachers' Finance Trust 144A, 1.10%,
10/19/27 (a)(c) 491
700,000 Tamarack Valley Energy Ltd. 144A, 7.25%,
5/10/27 (a)(c) 534
7,003
Canada (USD) (1%
)
275,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 272
1,500,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 1,381
1,075,000 TELUS Corp. , 3.40%, 5/13/32  996
310,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a) 300
2,949
Cayman Islands (USD) (5%
)
540,000 Atrium XII 12A 144A, (3 mo. LIBOR USD +
2.800%), 5.56%, 4/22/27 (a)(d) 505
551,481 Barings CLO Ltd. 2013-IA 144A, (3 mo. LIBOR
USD + 0.800%), 3.51%, 1/20/28 (a)(d) 544
112,114 BDS Ltd. 2019-FL4 144A, (1 mo. LIBOR USD
+ 1.100%), 3.10%, 8/15/36 (a)(d) 113
650,000 BDS Ltd. 2021-FL9 144A, (1 mo. LIBOR USD
+ 2.250%), 4.41%, 11/16/38 (a)(d) 596
295,256 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.364%),
3.53%, 8/20/35 (a)(d) 293
250,000 FS Rialto 2021-FL3 144A, (1 mo. LIBOR USD
+ 2.500%), 4.66%, 11/16/36 (a)(d) 228
1,050,000 Galaxy XXIII CLO Ltd. 2017-23A 144A, (3 mo.
LIBOR USD + 3.400%), 6.18%, 4/24/29 (a)(d) 976
44,224 GPMT Ltd. 2019-FL2 144A, (1 mo. LIBOR
USD + 1.300%), 3.46%, 2/22/36 (a)(d) 44
400,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. LIBOR USD + 2.200%), 4.20%, 7/15/39 (a)
(d) 362
1,350,000 HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo.
LIBOR USD + 1.800%), 3.96%, 9/17/36 (a)(d) 1,270
400,000 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 1.500%), 3.50%, 5/15/36 (a)(d) 395
900,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A, (3 mo. LIBOR USD + 3.000%), 5.74%,
4/19/33 (a)(d) 836
620,000 Neuberger Berman Loan Advisers CLO Ltd.
2017-25A 144A, (3 mo. LIBOR USD +
2.850%), 5.59%, 10/18/29 (a)(d) 576
900,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
LIBOR USD + 2.450%), 5.19%, 4/17/30 (a)(d) 859
350,000 OCP CLO Ltd. 2014-5A 144A, (3 mo. LIBOR
USD + 2.900%), 5.67%, 4/26/31 (a)(d) 299
900,000 Octagon Investment Partners 32 Ltd. 2017-1A
144A, (3 mo. LIBOR USD + 2.050%), 4.56%,
7/15/29 (a)(d) 852
300,000 OZLM XII Ltd. 2015-12A 144A, (3 mo. LIBOR
USD + 1.600%), 4.38%, 4/30/27 (a)(d) 297
250,000 STWD Ltd. 2021-FL2 144A, (1 mo. LIBOR
USD + 2.800%), 4.96%, 4/18/38 (a)(d) 232
400,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. LIBOR USD + 1.650%), 4.43%, 1/23/32 (a)
(d) 386
1,000,000 Transocean Inc. 144A, 8.00%, 2/01/27 (a) 673

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,100,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
LIBOR USD + 2.400%), 4.40%, 3/15/38 (a)(d) $ 1,052
300,000 Voya CLO Ltd. 2015-1A 144A, (3 mo. LIBOR
USD + 2.350%), 5.09%, 1/18/29 (a)(d) 271
11,659
Colombia (COP) (0%
)
1,940,000,000 Colombian TES Series B, 7.00%, 3/26/31 (c) 329
Colombia (EUR) (0%
)
700,000 Colombia Government International Bond ,
3.88%, 3/22/26 (c) 693
Denmark (DKK) (0%
)
650,000 Denmark Government Bond , 4.50%,
11/15/39 (c) 131
Dominica Republic (USD) (0%
)
650,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 605
Egypt (USD) (0%
)
750,000 Egypt Government International Bond 144A,
7.30%, 9/30/33 (a) 471
Finland (EUR) (0%
)
170,000 Finland Government Bond 144A, 2.75%,
7/04/28 (a)(b)(c) 192
400,000 Sampo Oyj , (3 mo. EURIBOR + 4.050%),
3.38%, 5/23/49 (b)(c)(d) 392
584
France (EUR) (3%
)
500,000 Credit Mutuel Arkea SA , 1.63%, 4/15/26 (b)(c) 504
1,400,000 French Republic Government Bond OAT 144A,
0.50%, 6/25/44 (a)(b)(c) 1,077
3,600,000 French Republic Government Bond OAT ,
0.75%, 11/25/28 (b)(c) 3,647
750,000 French Republic Government Bond OAT 144A,
1.25%, 5/25/36 (a)(b)(c) 733
1,920,000 French Republic Government Bond OAT ,
1.75%, 11/25/24 (b)(c) 2,023
7,984
France (USD) (0%
)
550,000 Altice France SA 144A, 5.50%, 10/15/29 (a) 474
400,000 BPCE SA 144A, 2.38%, 1/14/25 (a) 382
856
Germany (EUR) (5%
)
7,670,000 Bundesrepublik Deutschland Bundesanleihe ,
0.35%, 8/15/26 (b)(c)(e) 7,729
950,000 Bundesrepublik Deutschland Bundesanleihe ,
1.25%, 8/15/48 (b)(c) 1,013
60,000 Bundesrepublik Deutschland Bundesanleihe ,
3.25%, 7/04/42 (b)(c) 86
1,600,000 Bundesrepublik Deutschland Bundesanleihe
Series 05, 4.00%, 1/04/37 (b)(c) 2,291
11,119
Guatemala (USD) (0%
)
550,000 Guatemala Government Bond 144A, 4.65%,
10/07/41 (a) 452
India (USD) (0%
)
665,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 660
Principal
or Shares Security Description
Value
(000)
Indonesia (EUR) (0%
)
290,000 Indonesia Government International Bond 144A,
3.75%, 6/14/28 (a)(c) $ 299
Indonesia (USD) (0%
)
200,000 Indonesia Government International Bond 144A,
4.13%, 1/15/25 (a) 202
Ireland (EUR) (3%
)
500,000 BBAM European CLO I DAC 1A 144A, (3 mo.
EURIBOR + 2.000%), 2.13%, 7/22/34 (a)(c)(d) 444
550,000 Bilbao CLO III DAC 3A 144A, (3 mo.
EURIBOR + 3.000%), 3.00%, 5/17/34 (a)(c)(d) 484
600,000 Bridgepoint CLO DAC 2A 144A, (3 mo.
EURIBOR + 2.000%), 2.00%, 4/15/35 (a)(c)(d) 542
650,000 Cairn CLO XIII DAC 2021-13A 144A, (3 mo.
EURIBOR + 3.400%), 3.45%, 10/20/33 (a)(c)(d) 589
800,000 CIFC European Funding CLO IV DAC 4A
144A, (3 mo. EURIBOR + 2.100%), 2.10%,
8/18/35 (a)(c)(d) 709
700,000 Hayfin Emerald CLO VI DAC 6A 144A, (3 mo.
EURIBOR + 3.500%), 3.50%, 4/15/34 (a)(c)(d) 625
250,000 Ireland Government Bond , 1.10%, 5/15/29 (b)(c) 257
100,000 Ireland Government Bond , 3.40%, 3/18/24 (b)(c) 107
219,019 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 1.90%,
8/17/33 (a)(c)(d) 200
915,896 Last Mile Logistics Pan Euro Finance DAC
1X, (3 mo. EURIBOR + 2.700%), 2.70%,
8/17/33 (b)(c)(d) 839
239,951 Last Mile Securities PE DAC 2021-1A 144A, (3
mo. EURIBOR + 2.350%), 2.35%, 8/17/31 (a)
(c)(d) 222
350,000 North Westerly VII ESG CLO DAC VII-A
144A, (3 mo. EURIBOR + 0.840%), 0.84%,
5/15/34 (a)(c)(d) 341
900,000 Palmer Square European CLO DAC 2021-1A
144A, (3 mo. EURIBOR + 0.870%), 0.87%,
4/15/34 (a)(c)(d) 872
400,000 Palmer Square European CLO DAC 2021-2A
144A, (3 mo. EURIBOR + 3.000%), 3.00%,
4/15/35 (a)(c)(d) 356
750,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 1.75%, 1/14/32 (a)
(c)(d) 723
550,000 St Paul's CLO XII DAC 12A 144A, (3 mo.
EURIBOR + 3.200%), 3.20%, 4/15/33 (a)(c)(d) 490
7,800
Ireland (USD) (0%
)
400,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30%, 1/30/32  336
Israel (USD) (1%
)
900,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(b)(d) 810
225,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(b) 207
160,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(b) 151
1,168
Italy (EUR) (3%
)
350,000 doValue SpA 144A, 3.38%, 7/31/26 (a)(c) 308

Principal
or Shares Security Description
Value
(000)
2,660,000 Italy Buoni Poliennali Del Tesoro 144A, 0.60%,
8/01/31 (a)(b)(c) $ 2,221
1,100,000 Italy Buoni Poliennali Del Tesoro 144A, 1.50%,
4/30/45 (a)(b)(c) 810
3,600,000 Italy Buoni Poliennali Del Tesoro 144A, 1.85%,
7/01/25 (a)(b)(c) 3,688
7,027
Japan (JPY) (10%
)
627,400,000 Japan Government Ten Year Bond Series 341,
0.30%, 12/20/25 (c) 4,767
670,000,000 Japan Government Ten Year Bond Series 330,
0.80%, 9/20/23 (c) 5,078
305,000,000 Japan Government Thirty Year Bond Series 58,
0.80%, 3/20/48 (c) 2,151
333,200,000 Japan Government Thirty Year Bond Series 49,
1.40%, 12/20/45 (c) 2,718
133,000,000 Japan Government Thirty Year Bond Series 33,
2.00%, 9/20/40 (c) 1,207
80,000,000 Japan Government Thirty Year Bond Series 31,
2.20%, 9/20/39 (c) 746
190,000,000 Japan Government Thirty Year Bond Series 30,
2.30%, 3/20/39 (c) 1,792
88,900,000 Japan Government Twenty Year Bond Series 146,
1.70%, 9/20/33 (c) 769
675,000,000 Japan Government Twenty Year Bond Series 104,
2.10%, 6/20/28 (c) 5,687
24,915
Japan (USD) (0%
)
690,000 Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (a) 627
Luxembourg (EUR) (0%
)
300,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 5.25%, 10/15/26 (a)(c) 270
Luxembourg (USD) (1%
)
500,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 441
640,484 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 463
904
Malaysia (MYR) (0%
)
1,700,000 Malaysia Government Bond Series 307, 3.50%,
5/31/27 (c) 378
Mexico (MXN) (0%
)
11,660,000 Mexican Bonos Series M, 5.75%, 3/05/26 (c) 518
7,760,000 Mexican Bonos Series M 20, 8.50%, 5/31/29 (c) 377
895
Mexico (USD) (1%
)
750,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 518
725,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
3.63%, 5/13/31 (a) 574
900,000 Mexico City Airport Trust , 3.88%, 4/30/28 (b) 802
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  312
2,206
Mongolia (USD) (0%
)
700,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 527
Morocco (EUR) (0%
)
500,000 Morocco Government International Bond 144A,
2.00%, 9/30/30 (a)(c) 396
Principal
or Shares Security Description
Value
(000)
Netherlands (EUR) (2%
)
400,000 American Medical Systems Europe BV , 1.38%,
3/08/28 (c) $ 396
500,000 easyJet FinCo BV , 1.88%, 3/03/28 (b)(c) 441
300,000 Netherlands Government Bond 144A, 0.50%,
7/15/26 (a)(b)(c) 306
530,000 Netherlands Government Bond 144A, 4.00%,
1/15/37 (a)(b)(c) 731
900,000 Stellantis NV , 3.88%, 1/05/26 (b)(c) 963
650,000 Teva Pharmaceutical Finance Netherlands II BV ,
3.75%, 5/09/27 (c) 618
3,455
Netherlands (GBP) (0%
)
500,000 NIBC Bank NV , 3.13%, 11/15/23 (b)(c) 602
New Zealand (USD) (0%
)
800,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(d) 801
Poland (EUR) (0%
)
450,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
3.00%, 9/01/29 (a)(c) 379
Poland (PLN) (0%
)
410,000 Republic of Poland Government Bond Series
1029, 2.75%, 10/25/29 (c) 74
Romania (EUR) (0%
)
380,000 Romanian Government International Bond
144A, 2.63%, 12/02/40 (a)(c) 248
Russian Federation (RUB) (0%
)
14,880,000 Russian Federal Bond - OFZ Series 6207, 8.15%,
2/03/27 (c) 47
Singapore (SGD) (0%
)
280,000 Singapore Government Bond , 3.50%, 3/01/27 (c) 211
South Africa (ZAR) (1%
)
45,000,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 (c) 2,382
Spain (EUR) (3%
)
375,000 Food Service Project SA 144A, 5.50%,
1/21/27 (a)(c) 331
750,000 Grifols Escrow Issuer SA 144A, 3.88%,
10/15/28 (a)(c) 670
3,200,000 Spain Government Bond , 0.88%, 1/31/26 (c)(e) 3,171
1,150,000 Spain Government Bond 144A, 1.25%,
10/31/30 (a)(b)(c) 1,146
660,000 Spain Government Bond 144A, 2.90%,
10/31/46 (a)(b)(c) 738
6,056
Spain (USD) (0%
)
600,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (d) 530
Sri Lanka (USD) (0%
)
350,000 Sri Lanka Government International Bond ,
6.85%, 11/03/25 (b) 112
Sweden (SEK) (0%
)
2,900,000 Sweden Government Bond Series 1059, 1.00%,
11/12/26 (b)(c) 279

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
Switzerland (CHF) (1%
)
1,050,000 Swiss Confederation Government Bond , 0.50%,
5/27/30 (b)(c) $ 1,123
Switzerland (USD) (0%
)
950,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 1.730%), 3.09%,
5/14/32 (a)(d) 764
Thailand (THB) (0%
)
15,100,000 Thailand Government Bond , 1.60%,
12/17/29 (c) 386
United Kingdom (GBP) (3%
)
350,000 Barclays PLC , 3.00%, 5/08/26 (b)(c) 411
300,000 NatWest Group PLC , (1 yr. GBP interest rate
swap + 1.490%), 2.88%, 9/19/26 (b)(c)(d) 353
130,000 Sage AR Funding No 1 PLC 1A 144A, (Sterling
Overnight Index Average + 3.000%), 3.61%,
11/17/30 (a)(c)(d) 145
260,000 United Kingdom Gilt , 4.25%, 12/07/55 (b)(c) 454
1,410,000 United Kingdom Gilt , 4.25%, 12/07/55 (b)(c) 2,462
1,560,000 United Kingdom Gilt , 4.75%, 12/07/38 (b)(c) 2,528
1,420,000 United Kingdom Gilt , 5.00%, 3/07/25 (b)(c) 1,873
8,226
United Kingdom (USD) (0%
)
520,000 Fresnillo PLC 144A, 4.25%, 10/02/50 (a) 379
United States (EUR) (2%
)
700,000 BorgWarner Inc. , 1.00%, 5/19/31 (c) 570
550,000 Capital One Financial Corp. , 1.65%, 6/12/29 (c) 499
850,000 Discovery Communications LLC , 1.90%,
3/19/27 (c) 843
600,000 Duke Energy Corp. , 3.10%, 6/15/28 (c) 637
550,000 International Flavors & Fragrances Inc. , 1.80%,
9/25/26 (c) 547
700,000 Morgan Stanley , (3 mo. EURIBOR + 0.833%),
1.10%, 4/29/33 (c)(d) 619
550,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99%, 10/15/26 (c) 489
650,000 Southern Co. , (5 yr. Euro Swap + 2.108%),
1.88%, 9/15/81 (c)(d) 478
4,682
United States (GBP) (0%
)
350,000 General Motors Financial Co. Inc. , 2.35%,
9/03/25 (b)(c) 403
United States (USD) (41%
)
400,000 American Campus Communities Operating
Partnership LP , 2.25%, 1/15/29  380
390,000 American Equity Investment Life Holding Co. ,
5.00%, 6/15/27  391
1,000,000 American Homes 4 Rent LP , 2.38%, 7/15/31  825
1,025,000 American Tower Corp. , 2.30%, 9/15/31  852
254,800 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 231
800,000 AT&T Inc. , 4.35%, 3/01/29  808
875,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (d) 794
350,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.210%), 3.97%, 2/07/30 (d) 339
1,000,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  892
825,000 Boeing Co. , 2.20%, 2/04/26  769
400,000 Boston Properties LP , 2.90%, 3/15/30  352
750,000 Broadcom Inc. 144A, 3.50%, 2/15/41 (a) 598
Principal
or Shares Security Description
Value
(000)
223,308 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 1.800%), 3.80%,
6/15/38 (a)(d) $ 210
637,500 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.300%), 4.30%,
10/15/36 (a)(d) 613
950,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. LIBOR USD + 2.400%), 4.40%,
9/15/36 (a)(d) 898
2,290,619 Cantor Commercial Real Estate Lending 2019-
CF1, 1.14%, 5/15/52 (f) 123
268,537 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (a) 247
350,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 327
220,000 Centene Corp. , 4.25%, 12/15/27  217
750,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.80%,
3/01/50  620
297,752 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 4.05%,
6/15/34 (a)(d) 282
67,430 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 4.31%,
1/25/40 (a)(d) 67
447,151 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 4.41%,
11/25/39 (a)(d) 438
150,000 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 3.000%), 5.26%,
1/25/40 (a)(d) 133
1,350,000 Corebridge Financial Inc. 144A, 3.90%,
4/05/32 (a) 1,258
825,000 DataBank Issuer 2021-1A 144A, 2.06%,
2/27/51 (a) 753
1,293,500 DB Master Finance LLC 2021-1A 144A, 2.49%,
11/20/51 (a) 1,129
476,835 DB Master Finance LLC 2017-1A 144A, 4.03%,
11/20/47 (a) 460
400,000 Dell International LLC/EMC Corp. , 6.10%,
7/15/27  429
1,050,000 Directv Financing LLC/Directv Financing Co.-
Obligor Inc. 144A, 5.88%, 8/15/27 (a) 980
1,100,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 933
800,000 Equinix Inc. , 2.50%, 5/15/31  687
785,000 Evergy Inc. , 2.90%, 9/15/29  711
199,079 Fannie Mae Connecticut Avenue Securities 2016-
C07, (1 mo. LIBOR USD + 9.500%), 11.76%,
5/25/29 (d) 209
494,639 Fannie Mae Connecticut Avenue Securities 2016-
C04, (1 mo. LIBOR USD + 10.250%), 12.51%,
1/25/29 (d) 534
498,165 Fannie Mae Connecticut Avenue Securities 2016-
C05, (1 mo. LIBOR USD + 10.750%), 13.01%,
1/25/29 (d) 539
400,677 Fannie Mae-Aces 2018-M13, 3.75%, 9/25/30 (f) 416
1,050,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (a) 975
155,426 FN AL3577 30YR , 3.50%, 4/01/43  157
474,751 FN AS4168 30YR , 4.00%, 12/01/44  488
915,690 FN BP6345 30YR , 3.00%, 6/01/50  887
1,275,057 FN BP6626 30YR , 2.00%, 8/01/50  1,151

Principal
or Shares Security Description
Value
(000)
1,271,027 FN BW1433 30YR , 4.00%, 5/01/52  $ 1,280
859,436 FN CB2759 30YR , 3.00%, 2/01/52  829
556,816 FN FM1717 30YR , 3.50%, 12/01/45  563
1,034,224 FN FM3162 30YR , 3.00%, 11/01/46  1,018
1,741,222 FN FM7194 30YR , 2.50%, 3/01/51  1,628
1,419,135 FN FM9195 30YR , 2.50%, 10/01/51  1,326
1,335,120 FN FS0007 30YR , 3.00%, 8/01/50  1,293
1,350,000 FNCL , 3.50%, 30YR TBA (g) 1,336
1,375,323 FR RA3728 30YR , 2.00%, 10/01/50  1,243
2,214,641 FR SB8509 15YR , 2.00%, 1/01/36  2,110
501,596 FR SD0674 30YR , 2.50%, 9/01/51  469
1,213,735 FR SD0729 30YR , 2.00%, 10/01/51  1,095
1,265,676 FR SD1035 30YR , 4.00%, 5/01/52  1,278
739,453 FR SD8064 30YR , 4.00%, 5/01/50  753
1,238,373 FR SD8230 30YR , 4.50%, 6/01/52  1,263
1,286,744 FR ZA4718 30YR , 3.00%, 10/01/46  1,258
968,301 FR ZT0534 30YR , 3.50%, 12/01/47  979
389,122 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 3.16%,
1/25/34 (a)(d) 382
400,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 2.500%), 4.76%,
2/25/50 (a)(d) 367
122,626 Freddie Mac STACR Trust 2019-DNA3 144A,
(1 mo. LIBOR USD + 2.050%), 4.31%,
7/25/49 (a)(d) 123
200,000 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 2.700%), 4.96%,
10/25/49 (a)(d) 194
800,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 3.400%), 4.91%, 8/25/33 (a)(d) 725
350,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 335
495,064 G2 MA3663 30YR , 3.50%, 5/20/46  500
674,842 G2 MA4195 30YR , 3.00%, 1/20/47  668
940,516 G2 MA5265 30YR , 4.50%, 6/20/48  970
1,240,539 G2 MA6930 30YR , 2.00%, 10/20/50  1,147
2,234,160 G2 MA7472 30YR , 2.50%, 7/20/51  2,126
1,385,091 G2 MA7766 30YR , 2.00%, 12/20/51  1,277
350,000 General Motors Co. , 6.25%, 10/02/43  345
575,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  515
500,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  442
425,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (a) 365
685,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  643
350,000 ITC Holdings Corp. 144A, 2.95%, 5/14/30 (a) 317
350,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.510%), 2.74%, 10/15/30 (d) 314
351,022 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 340
450,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 397
860,000 Lennar Corp. , 4.50%, 4/30/24  864
680,000 Life Storage LP , 2.20%, 10/15/30  562
800,000 Magallanes Inc. 144A, 5.14%, 3/15/52 (a) 706
290,000 National Fuel Gas Co. , 5.50%, 1/15/26  297
470,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 661
850,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  811
63,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 90
Principal
or Shares Security Description
Value
(000)
645,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  $ 586
600,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  478
390,000 Plains All American Pipeline LP B, (3 mo.
LIBOR USD + 4.110%), 6.13% (d)(h) 300
292,500 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 257
700,000 Progress Residential Trust 2019-SFR4 144A,
2.69%, 10/17/36 (a) 686
400,000 Sabine Pass Liquefaction LLC , 5.63%, 3/01/25  412
906,155 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 897
500,000 SBA Tower Trust 144A, 2.84%, 1/15/25 (a) 484
900,000 Simon Property Group LP , 2.45%, 9/13/29  791
162,000 Southwestern Energy Co. , 8.38%, 9/15/28  174
700,000 Spirit Realty LP , 2.10%, 3/15/28  598
87,432 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 3.91%, 4/25/43 (a)(d) 87
850,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (a) 697
820,875 Taco Bell Funding LLC 2021-1A 144A, 1.95%,
8/25/51 (a) 725
640,000 Toledo Hospital B, 5.33%, 11/15/28  599
4,000,000 U.S. Treasury Bill , 1.73%, 12/01/22 (e) 3,965
10,000,000 U.S. Treasury Bill , 2.34%, 10/13/22 (e) 9,953
4,030,000 U.S. Treasury Bond , 1.88%, 2/15/51  3,099
3,610,000 U.S. Treasury Bond , 2.25%, 8/15/46 (i)(j) 2,976
5,830,000 U.S. Treasury Bond , 4.50%, 5/15/38  7,124
2,030,000 U.S. Treasury Note , 1.25%, 11/30/26  1,908
4,678,000 U.S. Treasury Note , 1.88%, 2/15/32  4,367
700,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 705
130,000 Venture Global Calcasieu Pass LLC 144A,
3.88%, 11/01/33 (a) 113
800,000 VMware Inc. , 2.20%, 8/15/31  650
800,000 Welltower Inc. , 3.85%, 6/15/32  755
550,000 Workday Inc. , 3.80%, 4/01/32  525
104,217
Uzbekistan (USD) (0%
)
650,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 479
Virgin Islands (British) (USD) (1%
)
1,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (b) 960
Total Bonds
(Cost - $277,909) 239,959
Bank Loans(k) (2%
)
507,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 1-Month + 9.000%), 11.46%,
11/01/25  537
1,025,750 DirectV Financing LLC Closing Date Term Loan
1L, (LIBOR USD 1-Month + 5.000%), 7.37%,
8/02/27  972
313,453 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 5.12%, 2/05/25  307
348,250 Southwestern Energy Co. Term Loan B 1L,
(TSFR USD 1-Month + 1.500%), 4.70%,
6/22/27  345
794,063 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.500%), 3.79%,
9/22/28  782

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
479,974 Tacala Investment Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.500%), 5.87%,
2/05/27  $ 453
474,225 United Natural Foods Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 3.250%), 5.88%,
10/22/25  469
1,094,500 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 5.62%, 8/03/28  1,046
Total Bank Loans (Cost - $5,028)
4,911
Investment Company (4%)
6,785,380 Payden Cash Reserves Money Market Fund  * 6,785
147,059 Payden Emerging Market Corporate Bond
Fund  * 1,252
146,702 Payden Floating Rate Fund, SI Class  * 1,395
Total Investment Company
(Cost - $9,479) 9,432
Total Investments (Cost - $292,416)  (101%)
254,302
Liabilities in excess of Other Assets ( -1% )
(1,742)
Net Assets (100%)
$ 252,560
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(e) Yield to maturity at time of purchase.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g) Security was purchased on a delayed delivery basis.
(h) Perpetual security with no stated maturity date.
(i) All or a portion of the security is pledged to cover futures contract margin requirements.
(j) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(k) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022. The stated maturity is subject to prepayments.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CHF 3,829
USD  3,867 State Street Bank & Trust Co. 08/16/2022 $ 162
CLP 333,150
USD  339 Citibank, N.A. 10/25/2022 25
IDR 20,530,000
USD  1,361 Citibank, N.A. 10/25/2022 20
NOK 25,170
USD  2,509 HSBC Bank USA, N.A. 10/21/2022 100
SGD 1,912
USD  1,361 Citibank, N.A. 10/25/2022 24
USD 1,885
JPY  244,500 Barclays Bank PLC 08/17/2022 49
USD 444
THB  15,270 Barclays Bank PLC 09/14/2022 28
USD 422
MYR  1,856 Barclays Bank PLC 09/21/2022 4
USD 1,888
EUR  1,794 HSBC Bank USA, N.A. 08/23/2022 51
USD 3,860
EUR  3,683 State Street Bank & Trust Co. 08/16/2022 92
ZAR 6,150
USD  362 Barclays Bank PLC 10/25/2022 4
559
Liabilities:
CAD 2,456 USD  1,944 Barclays Bank PLC 08/17/2022 (27)
EUR 3,683 USD  3,904 HSBC Bank USA, N.A. 08/16/2022 (135)
EUR 1,794 USD  1,931 HSBC Bank USA, N.A. 08/23/2022 (95)
JPY 244,500 USD  1,921 Barclays Bank PLC 08/17/2022 (85)
MYR 3,400 USD  768 Barclays Bank PLC 10/25/2022 (3)
USD 1,913 CAD  2,456 Barclays Bank PLC 08/17/2022 (5)
USD 1,864 AUD  2,783 Barclays Bank PLC 10/19/2022 (82)
USD 24,655 JPY  3,328,800 Citibank, N.A. 08/10/2022 (330)
USD 1,099 CHF  1,070 Citibank, N.A. 10/20/2022 (32)
USD 163 PLN  784 Citibank, N.A. 10/20/2022 (4)
USD 2,421 ZAR  41,760 Citibank, N.A. 10/20/2022 (69)
USD 9,022 GBP  7,562 HSBC Bank USA, N.A. 08/10/2022 (190)
USD 3,978 CHF  3,829 HSBC Bank USA, N.A. 08/16/2022 (50)
USD 92 CNH  625 HSBC Bank USA, N.A. 08/25/2022 –
USD 2,493 GBP  2,067 HSBC Bank USA, N.A. 10/12/2022 (28)
USD 1,878 EUR  1,869 HSBC Bank USA, N.A. 10/18/2022 (43)
USD 139 DKK  1,023 HSBC Bank USA, N.A. 10/20/2022 (2)
USD 1,306 MXN  27,510 HSBC Bank USA, N.A. 10/20/2022 (22)
USD 283 SEK  2,960 HSBC Bank USA, N.A. 10/20/2022 (9)

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
USD 227 SGD  318 HSBC Bank USA, N.A. 10/20/2022 $ (3)
USD 2,511 GBP  2,090 HSBC Bank USA, N.A. 10/21/2022 (40)
USD 52,676 EUR  51,596 State Street Bank & Trust Co. 08/10/2022 (101)
USD 3,513 AUD  5,164 State Street Bank & Trust Co. 10/20/2022 (99)
USD 7,122 CAD  9,274 State Street Bank & Trust Co. 10/20/2022 (118)
(1,572)
Net Unrealized Appreciation (Depreciation)
$(1,013)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bobl Future 30 Sep-22 $ 3,921 $ 54 $ 54
Euro-Bund Future 33 Sep-22 5,317 188 188
Euro-Buxl Future 3 Sep-22 570 37 37
Long Gilt Future 9 Sep-22 1,295 (4) (4)
U.S. Long Bond Future 1 Sep-22 144 3 3
U.S. Treasury 2-Year Note Future 162 Sep-22 34,095 18 18
U.S. Ultra Bond Future 14 Sep-22 2,216 3 3
a a
299
Short Contracts:
Euro-Schatz Future 131 Sep-22 (14,746) (49) (49)
U.S. 10-Year Ultra Future 77 Sep-22 (10,106) (143) (143)
U.S. Treasury 10-Year Note Future 12 Sep-22 (1,454) (36) (36)
U.S. Treasury 5-Year Note Future 76 Sep-22 (8,643) (111) (111)
a a
(339)
Total Futures
$(40)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit iTraxx Crossover),
Pay 5% Quarterly, Receive upon credit default 06/20/2027 EUR 2,500 $(5) $108 $(113)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 2.050% (3M KWCDC) Quarterly 10/07/2029 KRW 1,584,200 $(145) $– $(145)
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 1.990% (3M KWCDC) Quarterly 09/23/2031 KRW 2,288,000 (150) – (150)
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly,
Pay Variable 1.700% (CNRR007) Quarterly 02/05/2025 CNY 2,350 4 – 4
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly,
Pay Variable 1.700% (CNRR007) Quarterly 01/08/2026 CNY 38,600 65 – 65

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(000s)(Depreciation)
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly,
Pay Variable 1.700% (CNRR007) Quarterly 09/16/2025 CNY 12,200 26 – 26
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly,
Pay Variable 1.700% (CNRR007) Quarterly 10/14/2025 CNY 10,000 21 – 21
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly,
Pay Variable 1.700% (CNRR007) Quarterly 01/17/2025 CNY 11,580 30 – 30
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly,
Pay Variable 1.700% (CNRR007) Quarterly 12/09/2024 CNY 28,890 83 – 83
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly,
Pay Variable 1.700% (CNRR007) Quarterly 07/03/2025 CNY 11,800 6 – 6
5-Year Interest Rate Swap, Receive Fixed 2.4810% Quarterly,
Pay Variable 1.8000% (CNRR007) Quarterly 09/22/2026 CNY 33,000 24 – 24
$(36) $– $(36)
Open OTC Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly,
Pay Variable 1.700% (CNRR007) Quarterly, Counterparty:
Goldman Sachs & Co. 05/08/2025 CNY 16,000 $(24) $– $(24)